Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Background

Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” (CAP) and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which was effective on October 11, 2022. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2022 and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis.”

PAY VERUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) (in millions) ($)	Company Selected Financial Measure (7)

2022	10,435,150	(42,942,247)	1,965,900	1,548,350	62	89	(198.3)	N/A

2021	42,666,831	(114,073,313)	1,509,360	(9,794,803)	37	99	(348.1)	N/A

2020	32,497,238	191,427,233	7,119,841	18,728,897	369	126	(279.3)	N/A
(1)	Amounts represent amounts reported for the Company’s principal executive officer (PEO), Mr. Weiss, in the “Total” column of the Summary Compensation Table (SCT) in each applicable year.
(2)	Amounts represent Compensation Actually Paid (CAP) to the PEO, Mr. Weiss, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Weiss during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by deducting from the SCT total compensation for the relevant year the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT and adding (or subtracting, as applicable) the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Weiss are as follows:

	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(8,466,400)	(40,593,721)	(30,871,615)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	16,454,000	21,606,116	80,944,629
Fair value of awards granted during year that vest during year	—	—	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(19,310,194)	(137,752,539)	107,036,981
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	(42,054,803)	—	1,820,000
Fair value of awards granted in prior years that were forfeited during year	—	—	—
Incremental fair value of awards modified during year	—	—	—
Total	(53,377,397)	(156,740,144)	158,929,995
(3)	Amounts represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The sole non-CEO NEO during these years was Mr. Power.
(4)	Amounts represent CAP to the sole non-PEO NEO, Mr. Power, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Power during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Power, using the same methodology as described above in footnote 2:

	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(1,313,300)	(939,000)	(6,610,300)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	1,708,250	475,000	14,045,400
Fair value of awards granted during year that vest during year	477,000	—	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(1,289,500)	(10,792,200)	4,149,281
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	—	(47,963)	—
Fair value of awards granted in prior years that were forfeited during year	—	—	24,675
Incremental fair value of awards modified during year	—	—	—
Total	(417,550)	(11,304,163)	11,609,056
(5)	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index.
(7)	As described in the “Compensation Discussion and Analysis,” the Compensation Committee uses a number of measures to evaluate performance under our compensation programs, but as is the case with many biotechnology companies, our annual incentive objectives are generally tied to the Company’s clinical, regulatory, strategic and operational goals rather than financial goals. For 2022, our annual incentives and performance-based equity awards were based on clinical and regulatory milestones. Accordingly, we do not have a financial metric in our executive compensation program that would constitute a “Company Selected Measure,” as provided under the applicable rules.

Relationship between CAP and Performance Measures

As provided in the table above, Compensation Actually Paid (CAP) to Mr. Weiss and Mr. Power and the Company’s cumulative TSR were higher in 2022 relative to 2021 (though still negative for Mr. Weiss) and significantly lower in 2021 relative to 2020.  These changes in CAP were largely the result of changes in our stock price over those same time periods.  Peer group TSR declined each year from 2020 to 2022, but at the end of the three-year period the Company’s cumulative TSR was lower than the cumulative TSR of our peer group.  The Company’s net income was higher in 2022 relative to 2021 and lower in 2021 relative to 2020.  Because our executive incentive programs are generally tied to the Company’s clinical, regulatory, strategic and operational goals, rather than financial goals, the change in CAP from year to year is not expected to correlate to changes in net income.

List of Most Important Performance Measures

As described in the “Compensation Discussion and Analysis,” for 2022, the incentive elements in our executive compensation program were delivered in the form of annual incentives and equity awards.  As is the case with many biotechnology companies, our annual incentive objectives are generally tied to the Company’s clinical, strategic and operational goals rather than financial goals.  The following is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to company performance:

●	Our annual cash incentives for 2022 were based upon U.S. FDA approval of ublituximab in multiple sclerosis.
●	In 2022, we received U.S. FDA approval of BRIUMVI (ublituximab-xiiy) for the treatment of RMS, to include clinically isolated syndrome, relapsing-remitting disease, and active secondary progressive disease, in adults.
●	Shortly following the U.S. approval, in late January 2023 we were able to commercially launch BRIUMVI, making it available for patients and physicians.

Named Executive Officers, Footnote [Text Block]
(1)	Amounts represent amounts reported for the Company’s principal executive officer (PEO), Mr. Weiss, in the “Total” column of the Summary Compensation Table (SCT) in each applicable year.
(3)	Amounts represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The sole non-CEO NEO during these years was Mr. Power.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index.

PEO Total Compensation Amount	$ 10,435,150	$ 42,666,831	$ 32,497,238
PEO Actually Paid Compensation Amount	$ (42,942,247)	(114,073,313)	191,427,233
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Amounts represent Compensation Actually Paid (CAP) to the PEO, Mr. Weiss, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Weiss during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by deducting from the SCT total compensation for the relevant year the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT and adding (or subtracting, as applicable) the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Weiss are as follows:

	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(8,466,400)	(40,593,721)	(30,871,615)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	16,454,000	21,606,116	80,944,629
Fair value of awards granted during year that vest during year	—	—	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(19,310,194)	(137,752,539)	107,036,981
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	(42,054,803)	—	1,820,000
Fair value of awards granted in prior years that were forfeited during year	—	—	—
Incremental fair value of awards modified during year	—	—	—
Total	(53,377,397)	(156,740,144)	158,929,995

Non-PEO NEO Average Total Compensation Amount	$ 1,965,900	1,509,360	7,119,841
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,548,350	(9,794,803)	18,728,897
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	Amounts represent CAP to the sole non-PEO NEO, Mr. Power, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Power during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Power, using the same methodology as described above in footnote 2:

	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(1,313,300)	(939,000)	(6,610,300)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	1,708,250	475,000	14,045,400
Fair value of awards granted during year that vest during year	477,000	—	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(1,289,500)	(10,792,200)	4,149,281
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	—	(47,963)	—
Fair value of awards granted in prior years that were forfeited during year	—	—	24,675
Incremental fair value of awards modified during year	—	—	—
Total	(417,550)	(11,304,163)	11,609,056

Tabular List [Table Text Block]

Relationship between CAP and Performance Measures

As provided in the table above, Compensation Actually Paid (CAP) to Mr. Weiss and Mr. Power and the Company’s cumulative TSR were higher in 2022 relative to 2021 (though still negative for Mr. Weiss) and significantly lower in 2021 relative to 2020.  These changes in CAP were largely the result of changes in our stock price over those same time periods.  Peer group TSR declined each year from 2020 to 2022, but at the end of the three-year period the Company’s cumulative TSR was lower than the cumulative TSR of our peer group.  The Company’s net income was higher in 2022 relative to 2021 and lower in 2021 relative to 2020.  Because our executive incentive programs are generally tied to the Company’s clinical, regulatory, strategic and operational goals, rather than financial goals, the change in CAP from year to year is not expected to correlate to changes in net income.

List of Most Important Performance Measures

As described in the “Compensation Discussion and Analysis,” for 2022, the incentive elements in our executive compensation program were delivered in the form of annual incentives and equity awards.  As is the case with many biotechnology companies, our annual incentive objectives are generally tied to the Company’s clinical, strategic and operational goals rather than financial goals.  The following is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to company performance:

●	Our annual cash incentives for 2022 were based upon U.S. FDA approval of ublituximab in multiple sclerosis.
●	In 2022, we received U.S. FDA approval of BRIUMVI (ublituximab-xiiy) for the treatment of RMS, to include clinically isolated syndrome, relapsing-remitting disease, and active secondary progressive disease, in adults.
●	Shortly following the U.S. approval, in late January 2023 we were able to commercially launch BRIUMVI, making it available for patients and physicians.

Total Shareholder Return Amount	$ 62	37	369
Peer Group Total Shareholder Return Amount	89	99	126
Net Income (Loss)	$ (198,300,000)	(348,100,000)	(279,300,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Our annual cash incentives for 2022 were based upon U.S. FDA approval of ublituximab in multiple sclerosis.
Non-GAAP Measure Description [Text Block]
(7)	As described in the “Compensation Discussion and Analysis,” the Compensation Committee uses a number of measures to evaluate performance under our compensation programs, but as is the case with many biotechnology companies, our annual incentive objectives are generally tied to the Company’s clinical, regulatory, strategic and operational goals rather than financial goals. For 2022, our annual incentives and performance-based equity awards were based on clinical and regulatory milestones. Accordingly, we do not have a financial metric in our executive compensation program that would constitute a “Company Selected Measure,” as provided under the applicable rules.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	In 2022, we received U.S. FDA approval of BRIUMVI (ublituximab-xiiy) for the treatment of RMS, to include clinically isolated syndrome, relapsing-remitting disease, and active secondary progressive disease, in adults.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Shortly following the U.S. approval, in late January 2023 we were able to commercially launch BRIUMVI, making it available for patients and physicians.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (53,377,397)	(156,740,144)	158,929,995
PEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,466,400)	(40,593,721)	(30,871,615)
PEO [Member] | Fair value of awards granted during year that remain outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,454,000	21,606,116	80,944,629
PEO [Member] | Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,310,194)	(137,752,539)	107,036,981
PEO [Member] | Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,054,803)		1,820,000
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,313,300)	(939,000)	(6,610,300)
Non-PEO NEO [Member] | Fair value of awards granted during year that remain outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,708,250	475,000	14,045,400
Non-PEO NEO [Member] | Fair value of awards granted during year that vest during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	477,000
Non-PEO NEO [Member] | Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,289,500)	(10,792,200)	4,149,281
Non-PEO NEO [Member] | Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (47,963)
Non-PEO NEO [Member] | Fair value of awards granted in prior years that were forfeited during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 24,675